Liquidity (Details) - USD ($)	1 Months Ended		12 Months Ended
	Nov. 30, 2020	Sep. 30, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Research and development costs			$ 8,053,400	$ 890,316	$ 327,260
Amount of recognized manufacturing rebate receivable.			$ 5,800,000
Percentage of manufacturing rebate receivable			100.00%
Net proceeds from equity financing	$ 9,100,000	$ 5,600,000	$ 19,400,000
Cash on hand			43,144,049	37,119,195
Short-term bank loans			4,719,552	5,564,790
Bank acceptance notes payable			0	$ 1,753,109
Bamboo related products | Consumer product segment
Disaggregation of Revenue [Line Items]
Revenues			53,400,000
Electric Vehicle
Disaggregation of Revenue [Line Items]
Revenues			$ 1,900,000